Stock Options (Details 1) - $ / shares	1 Months Ended	3 Months Ended		12 Months Ended
	May 26, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Stock Options
Options granted	3,700,000	3,700,000	0	3,700,000
Options outstanding, end of year		3,700,000	0	3,700,000
Weighted average exercise price granted		$ 0.22	$ 0	$ 0.22
Weighted Average Exercise Price, Repricing		(0.12)	$ 0
Options, Repricing			0
Weighted average exercise price outstanding, end of year		$ 0.10	$ 0	$ 0.22